INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Intangible assets consisted of the following at the dates indicated below (in thousands):

	September 28, 2019
	Useful Life	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Tradename	Indefinite	$31,363?	?	$ ??	?	$31,363?	?
Trade dress	Indefinite	13,602?	?	??	?	13,602?	?
Trademarks	Indefinite	9,122?	?	??	?	9,122?	?
Customer relationships	11 years	42,205?	?	(27,987)	?	14,218?	?
Trademarks	6 - 30 years	19,237?	?	(3,889)	?	15,348?	?
Patents	4 - 25 years	6,847?	?	(649)	?	6,198?	?
Non-compete agreements	5 years	2,815?	?	(2,815)	?	??	?
Other intangibles	15 years	1,052?	?	(211)	?	841?	?
Total intangible assets	??	$126,243?	?	$(35,551)	?	$90,692?	?

	December 29, 2018
	Useful Life	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Tradename	Indefinite	$31,363?	?	$ ??	?	$31,363?	?
Trade dress	Indefinite	13,466?	?	??	?	13,466?	?
Customer relationships	11 years	42,205?	?	(25,110)	?	17,095?	?
Trademarks	6?-?30 years	14,867?	?	(2,696)	?	12,171?	?
Patents	4?-?25 years	5,522?	?	(461)	?	5,061?	?
Non-compete agreements	5 years	2,815?	?	(2,815)	?	??	?
Other intangibles	15 years	1,026?	?	(163)	?	863?	?
Total intangible assets	??	$111,264?	?	$(31,245)	?	$80,019?	?

Acquisition

In March 2019, we acquired the intellectual property rights related to the YETI brand across several jurisdictions, primarily in Europe and Asia, for $9.1 million, pursuant to certain purchase agreements we entered into with a European outdoor retailer.?The intellectual property rights include trademark registrations and applications for YETI formative trademarks for goods and services, as well as domain names that include the YETI trademark. The purchase price has been allocated on a preliminary basis to trademarks.

4. INTANGIBLE ASSETS

Intangible assets consisted of the following at the dates indicated below (in thousands):

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Trade dress	Indefinite	13,466	—	13,466
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

	December 30, 2017
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(21,273)	20,932
Trademarks	6 - 30 years	10,627	(1,494)	9,133
Trade dress	Indefinite	8,336	—	8,336
Patents	4 - 25 years	3,868	(256)	3,612
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,024	(98)	926
Total intangible assets		$100,238	$(25,936)	$74,302

Amortization expense was $5.3 million, $5.3 million, and $5.4 million, for fiscal 2018, fiscal 2017, and fiscal 2016, respectively. Amortization expense related to intangible assets is expected to be $5.4 million for each of fiscal 2019, 2020,  2021,  and 2022 and $3.3 million for fiscal year 2023.